Income Taxes - Disclosure of Detailed Information about Deductible Temporary Differences Unused Tax Losses and Unused Tax Credits For Which Deferred Income Tax Assets Not Recognized (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Investments and loans and borrowings	$ 152,838	$ 110,279
Mineral properties, plant and equipment	155,187	79,102
Reclamation and closure cost provisions	93,904	70,277
Accrued receivables and liabilities	63,073	58,640
Limited interest expense deduction carryforward	87,911	22,048
Derivatives	20,024	8,632
Other	31,406	11,032
Non-capital losses	463,008	334,623
Capital losses	84,555	39,493
Total unrecognized deferred tax assets	$ 1,151,906	$ 734,126